ANNUAL REPORT


                             IAI MONEY MARKET FUND


                                JANUARY 31, 2000







                                   [LOGO] IAI

                                  MUTUAL FUNDS

                                TABLE OF CONTENTS
                                -----------------
                              IAI MONEY MARKET FUND

                                  ANNUAL REPORT
                                JANUARY 31, 2000


              Letter to Shareholders ......................   2
              Fund Manager's Review .......................   3
              Fund Portfolio ..............................   5
              Notes to Fund Portfolio .....................   7
              Statement of Assets and Liabilities .........   8
              Statement of Operations .....................   9
              Statements of Changes in Net Assets .........  10
              Financial Highlights ........................  11
              Notes to Financial Statements ...............  12
              Independent Auditors' Report ................  14
              Federal Tax Information .....................  15
              Adviser, Custodian, Distributor, Legal Counsel, Independent Auditors,
              Directors ....................  Inside Back Cover

                             LETTER TO SHAREHOLDERS
                             ----------------------
                              IAI MONEY MARKET FUND


ECONOMIC OUTLOOK

A summary of economic outlook as provided by Larry Hill, IAI's Chief Fixed Income Officer, is presented below.

GENERAL ECONOMY
Consumer spending propelled the economy higher in the final quarter of last year. Consumer confidence remains high, helped by a strong labor market and higher equity prices. Tax refunds and year-end bonus payments will increase consumer cash flow in the first quarter, continuing the year-end momentum.


INFLATION
Arguments for higher inflation are well founded, but the actual numbers have not risen to match expectations. Commodity prices accelerated for much of last year but leveled off in the final months. Tight labor markets are producing anecdotal signs of higher wages, but productivity gains are helping control labor costs. The mere threat of higher inflation, however, presents a current risk to the financial markets.


LABOR MARKET
The unemployment rate remains at a 30 year low, giving a strong boost to consumer confidence. Labor markets have grown more flexible over the last few years as new technology has created new opportunities while "old economy" jobs are being eliminated through mergers and changes in business strategy. This trend, along with higher capital spending, globalization and capacity expansion have helped keep a lid on labor costs. However, tight labor markets are a concern for the Fed and are, therefore, a concern for the markets.


MONETARY POLICY
The Fed was well prepared for Y2K, having flooded the banking system with a vast amount of excess liquidity to cover any cash shortfall. Ironically, this excess liquidity was met with strong borrowing demand rather than fear-inspired retrenchment. As a result, credit and broad money growth accelerated in the final quarter, with much of the increase flowing into the equity market. The Fed remains in a tightening bias, and the withdrawal of this year-end liquidity will be a further drain on money and credit.


BOND MARKET OUTLOOK
Bond yields ended the year at their highs, reacting as expected to a strong economy, tight labor markets and the prospect of a tighter Fed policy. The bond market has already priced in a boost in rates in anticipation of the Fed's March 2000 meeting. The movement of the yield curve was erratic in January, adding to investor concerns. Despite a new Treasury buy-back program, bond prices remain at risk until the economy shows clear signs of cooling.

2
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


                              FUND MANAGER'S REVIEW
                              ---------------------
                              IAI MONEY MARKET FUND


IAI MONEY MARKET FUND

HOW HAS THE FUND PERFORMED?
The Fund earned a return of 4.76% during the twelve months ended January 31, 2000. This compares favorably with the Lipper Money Market Fund Average Index which gained 4.54% for the same period.


WERE THERE ANY SIGNIFICANT CHANGES?
There were no major changes in investment approach during the past year.


CAN YOU POINT TO ANY SPECIFIC MARKET FACTORS THAT INFLUENCED THE FUND'S PERFORMANCE?
Interest rates continued the rise started in the first half of 1999. Concern that strong economic growth and tight labor markets will put upward pressure on inflation resulted in the Federal Reserve increasing short-term interest rates. One month top tier commercial paper yields rose from 4.81% to 5.74% from January 1999 to January 2000. Three month Treasury Bills increased from 4.48% to 5.76% during the twelve months ended January 31, 2000.


WHAT IS YOUR OUTLOOK FOR THE FUND?
Economic fundamentals continue to show rapid economic growth with little inflation. However, concerns about future Fed rate increases to slow the economy and control inflation are widespread. Bond market participants have already priced in several Federal Reserve tightenings in 2000 in anticipation of continued strong growth in the first quarter of 2000. Each year for the past five years, first quarter growth has been more rapid than expected as year-end bonuses and tax refunds spur consumer spending. This year the trend is likely to persist. The yield curve, a graph of the level of interest rates for various maturity Treasury bonds, has moved erratically in recent months. In addition, intermediate bonds have higher yields than the long bond, an unusual shape for the yield curve. This has added to investor uncertainty. Investment strategy in the Fund continues to emphasize tier I commercial paper. Average maturity is being kept short in anticipation of increasing short-term interest rates.

                                                                               3
--------------------------------------------------------------------------------

                              FUND MANAGER'S REVIEW
                              ---------------------
                              IAI MONEY MARKET FUND



AVERAGE ANNUAL RETURNS+
THROUGH 1/31/00

                                                                        Since
                                                                      Inception
                                                1 Year     5 Years     1/05/93
================================================================================
 IAI MONEY MARKET FUND                           4.76%       5.01%      4.52%
--------------------------------------------------------------------------------
 Lipper Money Market Instrument Fund Average     4.54%       4.85%      4.36%*

+ PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
* SINCE 1/1/93.


SECTORS
% OF PORTFOLIO AS OF 1/31/00
[PIE CHART]

79% Commercial Paper
11% U.S. Government Agency
10% Foreign Securities


EFFECTIVE MATURITY
% OF PORTFOLIO AS OF 1/31/00
[BAR CHART]

   MONTHS
0-1       1-3
-------------
95%       5%


NOTE TO FUND MANAGER'S REVIEW

PERFORMANCE DATA FOR THE IAI MONEY MARKET FUND ASSUMES REINVESTMENT OF ALL DIVIDENDS. THE IAI MONEY MARKET FUND IS MANAGED TO MAINTAIN A STABLE SHARE VALUE OF $1.00 AND HISTORICALLY HAS ALWAYS ACHIEVED THIS OBJECTIVE. BUT, UNLIKE BANK DEPOSITS AND CDS, MONEY MARKET FUNDS ARE NOT GUARANTEED, AND THERE CAN BE NO ASSURANCE THAT A STABLE SHARE VALUE WILL BE MAINTAINED.

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING CHARGES, AND EXPENSES, IS AVAILABLE IN THE PROSPECTUS. PLEASE READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING. ALL INDICES CITED ARE UNMANAGED, AND ARE EITHER TRADEMARKS, REGISTERED TRADEMARKS OR COPYRIGHTS OF THEIR RESPECTIVE SPONSORING COMPANIES.

4
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


                                 FUND PORTFOLIO
                                 --------------
                              IAI MONEY MARKET FUND



                                JANUARY 31, 2000
          (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)

U.S. GOVERNMENT AGENCY SECURITIES - 10.6%

                                                                       Principal         Market
                                                Rate     Maturity        Amount        Value (a)
------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY DISCOUNT NOTE - 5.8%
Federal Home Loan Bank Discount Note          5.51%     02/03/00      $1,200,000      $1,199,633
------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATION - 4.8%
Private Export Funding (c)                    5.84      02/04/00       1,000,000         999,513
================================================================================================
TOTAL INVESTMENTS IN U.S. GOVERNMENT AGENCY SECURITIES
(COST: $2,199,146)................................................................... $2,199,146
================================================================================================

FOREIGN SECURITIES - 9.8%

                                                                      Principal         Market
                                               Rate     Maturity        Amount       Value (a)(b)
-------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT AGENCY SECURITY - 4.8%
Caisse D'Amortissement De La Dette Sociale    5.56%     02/04/00      $1,000,000       $  999,537
-------------------------------------------------------------------------------------------------
FOREIGN COMMERCIAL PAPER - 5.0%
Xerox Capital (Europe) PLC (Financial)        5.70      02/02/00       1,025,000        1,024,838
=================================================================================================
TOTAL INVESTMENTS IN FOREIGN SECURITIES
(COST: $2,024,375).................................................................... $2,024,375
=================================================================================================

COMMERCIAL PAPER - 79.1%

                                                                      Principal        Market
                                              Rate      Maturity        Amount        Value (a)
------------------------------------------------------------------------------------------------
AUTOMOBILE FINANCING - 9.9%
Ford Motor Credit                             5.84%     02/02/00      $1,000,000      $  999,838
General Motors Acceptance                     5.65      02/16/00       1,050,000       1,047,528
                                                                                      ----------
                                                                                       2,047,366
------------------------------------------------------------------------------------------------
CHEMICALS - 5.1%
Dupont (E.I.) De Nemours                      5.53      02/02/00       1,050,000       1,049,839
------------------------------------------------------------------------------------------------
COSMETICS - 10.0%
Gillette (c)                                  5.20      02/01/00       1,020,000       1,020,000
Procter & Gamble                              5.60      02/10/00       1,050,000       1,048,530
                                                                                      ----------
                                                                                       2,068,530
------------------------------------------------------------------------------------------------
DRUGS - 4.8%
Pfizer                                        5.65      03/01/00       1,000,000         995,489
------------------------------------------------------------------------------------------------
ENERGY - 5.1%
Exxon Mobil                                   5.54      02/08/00       1,050,000       1,048,869
------------------------------------------------------------------------------------------------



                   SEE ACCOMPANYING NOTES TO FUND PORTFOLIO.
                                                                               5
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


                                 FUND PORTFOLIO
                                 --------------
                              IAI MONEY MARKET FUND



                                JANUARY 31, 2000
          (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)

COMMERCIAL PAPER (CONT.)


                                                               Principal        Market
                                    Rate        Maturity        Amount         Value (a)
----------------------------------------------------------------------------------------
FINANCIAL - 20.0%
Associates                          5.77%       02/01/00      $1,020,000      $1,020,000
General Electric Capital            5.98        02/11/00       1,050,000       1,048,375
IBM Credit                          5.55        02/04/00       1,000,000         999,537
KFW International Finance           5.57        02/07/00       1,050,000       1,049,025
                                                                              ----------
                                                                               4,116,937
----------------------------------------------------------------------------------------
FOODS AND FOOD PROCESSING - 9.6%
Anheuser Busch                      5.77        02/01/00         925,000         925,000
General Mills                       5.54        02/04/00       1,050,000       1,049,515
                                                                              ----------
                                                                               1,974,515
----------------------------------------------------------------------------------------
MULTIMEDIA - 4.9%
Walt Disney                         5.50        02/02/00       1,000,000         999,847
----------------------------------------------------------------------------------------
PUBLISHING - 4.8%
Washington Post (c)                 5.61        02/09/00       1,000,000         998,753
----------------------------------------------------------------------------------------
TELECOMMUNICATIONS - 4.9%
Bellsouth Telecommunications        5.55        02/08/00       1,000,000         998,921
========================================================================================
TOTAL INVESTMENTS IN COMMERCIAL PAPER
(COST: $16,299,066)......................................................... $16,299,066
========================================================================================

INVESTMENT COMPANY - 0.2%

                                                                               Market
                                                    Rate          Shares       Value (a)
----------------------------------------------------------------------------------------
Firstar Institutional Money Market Fund             5.46%         35,163      $   35,163
========================================================================================
TOTAL INVESTMENT IN INVESTMENT COMPANY
(COST: $35,163).............................................................. $   35,163
========================================================================================
TOTAL INVESTMENTS IN SECURITIES
(COST: $20,557,750) (D)..................................................... $20,557,750
========================================================================================
OTHER ASSETS AND LIABILITIES (NET) - 0.3%................................... $    54,942
========================================================================================
TOTAL NET ASSETS............................................................ $20,612,692
========================================================================================

                   SEE ACCOMPANYING NOTES TO FUND PORTFOLIO.
6
--------------------------------------------------------------------------------

                             NOTES TO FUND PORTFOLIO
                             -----------------------
                              IAI MONEY MARKET FUND



                                JANUARY 31, 2000


                                       (a)

Market value of securities is determined as described in Note 1 to the financial statements, under "Security Valuation."


                                       (b)


Foreign security cost and market values are stated in U.S. dollars.


                                       (c)

Represents security sold within terms of a private placement memorandum exempt from registration under Section 144A 4(2) of the Securities Act of 1933. These issues may only be sold to other qualified institutional buyers and are considered liquid under guidelines established by the Board of Directors. The market value of such securities was $3,018,266 (14.6% of net assets) at January 31, 2000.

                                       (d)

At January 31, 2000, the cost of securities for federal income tax purposes and the aggregate gross unrealized appreciation and depreciation based on that cost were as follows:

 Cost for federal tax purposes .........  $20,557,750
                                          ===========
 Gross unrealized appreciation .........  $        --
 Gross unrealized depreciation .........           --
                                          -----------
 Net unrealized appreciation ...........  $        --
                                          ===========

                                                                               7
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


                       STATEMENT OF ASSETS AND LIABILITIES
                       -----------------------------------
                              IAI MONEY MARKET FUND



                                JANUARY 31, 2000

------------------------------------------------------------------------------
ASSETS
Investments in securities, at value (Cost: $20,557,750)           $ 20,557,750
Cash                                                                    64,810
Interest receivable                                                        968
                                                                  ------------
   TOTAL ASSETS                                                     20,623,528
                                                                  ------------
LIABILITIES
Accrued management fee                                                  10,836
                                                                  ------------
   TOTAL LIABILITIES                                                    10,836
                                                                  ------------
   NET ASSETS                                                     $ 20,612,692
                                                                  ============
NET ASSETS REPRESENTED BY:
Paid in capital                                                   $ 20,612,692
Undistributed net investment income                                         --
Accumulated net realized losses on investments                              --
                                                                  ------------
   NET ASSETS                                                     $ 20,612,692
                                                                  ============
Shares of capital stock outstanding (authorized 10 billion
 shares, $0.01 par value)                                           20,645,493
                                                                  ------------
   NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE       $       1.00
                                                                  ============


                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
8
--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS
                             -----------------------
                              IAI MONEY MARKET FUND



                           YEAR ENDED JANUARY 31, 2000


--------------------------------------------------------------------------------
NET INVESTMENT INCOME
INCOME:
 Interest                                                           $1,361,202
                                                                    ----------
   TOTAL INCOME                                                      1,361,202
                                                                    ----------
EXPENSES (NOTE 3)
 Management fees                                                       158,427
 Compensation of Directors                                               9,847
                                                                    ----------
   TOTAL EXPENSES                                                      168,274
   Less fees reimbursed by Advisers                                     (9,847)
                                                                    ----------
   NET EXPENSES                                                        158,427
                                                                    ----------
   NET INVESTMENT INCOME                                            $1,202,775
                                                                    ==========



                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                               9
--------------------------------------------------------------------------------

                       STATEMENTS OF CHANGES IN NET ASSETS
                       -----------------------------------
                              IAI MONEY MARKET FUND



                                                                             Year ended           Year ended
                                                                          January 31, 2000     January 31, 1999
---------------------------------------------------------------------------------------------------------------
OPERATIONS
 Net investment income                                                     $   1,202,775       $    1,611,574
                                                                           -------------       --------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                        1,202,775            1,611,574
                                                                           -------------       --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                                                        (1,214,077)          (1,624,333)
                                                                           -------------       --------------
   TOTAL DISTRIBUTIONS                                                        (1,214,077)          (1,624,333)
                                                                           -------------       --------------
CAPITAL SHARE TRANSACTIONS
 Net proceeds from sale of 41,931,306 and 319,779,221 shares                  41,931,306          319,779,221
 Net asset value of 1,256,715 and 1,544,057 shares issued in
  reinvestment of distributions                                                1,256,715            1,544,057
 Cost of 57,994,230 and 308,387,023 shares redeemed                          (57,994,230)        (308,387,024)
                                                                           -------------       --------------
   INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS         (14,806,209)          12,936,254
                                                                           -------------       --------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                   (14,817,511)          12,923,495
NET ASSETS AT BEGINNING OF PERIOD                                             35,430,203           22,506,708
                                                                           -------------       --------------
NET ASSETS AT END OF PERIOD                                                $  20,612,692       $   35,430,203
                                                                           =============       ==============
   INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF:                       $          --       $           --
                                                                           =============       ==============

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
10
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                              --------------------
                              IAI MONEY MARKET FUND



 PER SHARE DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD
       AND SELECTED INFORMATION FOR EACH PERIOD INDICATED ARE AS FOLLOWS:


                                                       Years ended January 31,
                                   --------------------------------------------------------------
                                      2000          1999          1998          1997         1996
-------------------------------------------------------------------------------------------------
NET ASSET VALUE
 Beginning of period               $  1.00       $  1.00       $  1.00       $  1.00      $  1.00
                                   --------------------------------------------------------------
OPERATIONS
 Net investment income                0.05          0.05          0.05          0.05         0.05
                                   --------------------------------------------------------------
DISTRIBUTIONS
 Net investment income               (0.05)        (0.05)        (0.05)        (0.05)       (0.05)
                                   --------------------------------------------------------------
NET ASSET VALUE
 End of period                     $  1.00       $  1.00       $  1.00       $  1.00      $  1.00
                                   ==============================================================
Total investment return*              4.76%         4.96%         5.05%         4.89%        5.46%
Net assets at end of period
 (000's omitted)                   $20,613       $35,430       $22,507       $26,140      $27,395

RATIOS
 Expenses to average daily net
  assets**                            0.60%         0.60%         0.60%         0.56%        0.50%
 Net investment income to
  average daily net assets**          4.56%         4.80%         4.93%         4.80%        5.34%

 *TOTAL INVESTMENT RETURN IS BASED ON THE CHANGE IN NET ASSET VALUE OF A SHARE
  DURING THE PERIOD AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AT NET ASSET VALUE.

**THE FUND'S ADVISER VOLUNTARILY WAIVED $21,950 AND $76,386 IN EXPENSES FOR THE
  YEARS ENDED JANUARY 31, 1997 AND 1996. IF THE FUND HAD BEEN CHARGED THESE EXPENSES, THE RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN 0.63% AND 0.74%, RESPECTIVELY, AND THE RATIO OF NET INVESTMENT INCOME TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN 4.73% AND 5.10%, RESPECTIVELY.



                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              11
--------------------------------------------------------------------------------

                          NOTES TO FINANCIAL STATEMENTS
                          -----------------------------
                              IAI MONEY MARKET FUND



                                JANUARY 31, 2000


[1]  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES


IAI Investment Funds VI, Inc. is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. IAI Money Market Fund (Money Market Fund) is a separate portfolio of IAI Investment Funds VI, Inc. The Fund's objective is to provide shareholders with a high level of current income consistent with the preservation of capital and liquidity. This report covers only the Money Market Fund (the Fund).

Significant accounting policies followed by the Fund are summarized below:


SECURITY VALUATION

Pursuant to Rule 2a-7 of the Investment Company Act of 1940 (as amended), all securities in the Fund are valued daily at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1 per share.


FEDERAL TAXES

Since it is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders, no provision for income taxes is required. In order to avoid the payment of any federal excise taxes, the Fund is required to distribute substantially all of its net investment income and net realized gains on a calendar year basis.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been increased by $11,302 and additional paid in capital has been decreased by $11,302.


SECURITY TRANSACTIONS AND INVESTMENT INCOME

The Fund records security transactions on trade date, the date the securities are purchased or sold. Interest income is accrued daily. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective securities. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.


DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income are declared daily and paid on the first business day of the following month. Capital gains, if any, are primarily distributed as of the end of the calendar year. Additional capital gains distributions as needed to comply with federal tax regulations are distributed during the year.


USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.


[2]  COMMITMENTS AND CONTINGENCIES


INSURANCE

For purposes of obtaining certain types of insurance coverage for the Fund and its officers and directors, the Fund is a policyholder in an industry-sponsored mutual insurance company (the Company). In connection with its obligation as a policyholder, the Fund is committed to make future capital contributions, if requested by the Company.


LINE OF CREDIT

The Fund has an available line of credit of $25,000,000 with Firstar Bank, N.A. at the prime interest rate less 2%. To the extent funds are drawn against the line, securities are segregated by the Fund. No compensating balances are required under the line of credit, however, a commitment fee of .10% per annum on the commitment amount of the line is payable quarterly in arrears. Advisers has agreed to pay the commitment fee on behalf of the Fund. During the year ended January 31, 2000, the Fund did not access the line of credit.

12
--------------------------------------------------------------------------------

                          NOTES TO FINANCIAL STATEMENTS
                          -----------------------------
                              IAI MONEY MARKET FUND



                                JANUARY 31, 2000


[3]  FEES AND EXPENSES


Under terms of the Fund's Management Agreement, Investment Advisers, Inc. (Advisers) is required to pay for all expenses of the Fund, except certain costs (primarily those incurred in the purchase and sale of assets, taxes, interest and extraordinary expenses), in return for the Fund paying an all inclusive management fee (unified fee) to Advisers. This fee is equal to an annual rate of 0.60% declining to 0.50% of average daily net assets. The fee is paid monthly. The Management Agreement further provides that Advisers will reimburse the Fund for the fees and expenses it pays to Directors who are not "interested persons" of the Fund or reduce its fee by an equivalent amount.


[4]  PURCHASES AND SALES OF SECURITIES


For the year ended January 31, 2000, purchases of securities and sales proceeds for the Fund aggregated:

               U.S. Government         Other
              -----------------    ------------
Purchases        $87,835,408       $525,960,170
Sales            $94,276,701       $535,493,194


                                                                              13
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


                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------
                              IAI MONEY MARKET FUND



THE BOARD OF DIRECTORS AND SHAREHOLDERS
IAI INVESTMENT FUNDS VI, INC.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of IAI Money Market Fund (a portfolio within IAI Investment Funds VI, Inc.) as of January 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of IAI Money Market Fund as of January 31, 2000, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and its financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.


KPMG LLP
Minneapolis, Minnesota
March 17, 2000

14
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


                             FEDERAL TAX INFORMATION
                             -----------------------
                              IAI MONEY MARKET FUND



                                   (UNAUDITED)


We are required by federal tax regulations to provide shareholders with certain information regarding dividend distributions paid during our fiscal year. The figures provided are for informational purposes only and should not be used for reporting to federal or state revenue agencies. You will receive all necessary tax information on Form 1099-DIV, Dividends and Distributions, in January of each year.


                                 TAX INFORMATION

--------------------------------------------------------------------------------
   Payable Date                                              Ordinary Income (A)
--------------------------------------------------------------------------------
 February 1999                                                     0.0033
 March 1999                                                        0.0037
 April 1999                                                        0.0036
 May 1999                                                          0.0037
 June 1999                                                         0.0036
 July 1999                                                         0.0038
 August 1999                                                       0.0039
 September 1999                                                    0.0040
 October 1999                                                      0.0041
 November 1999                                                     0.0041
 December 1999                                                     0.0047
 January 2000                                                      0.0042
--------------------------------------------------------------------------------
                                                                 $ 0.0467
================================================================================


(A)INCLUDES DISTRIBUTIONS OF SHORT-TERM CAPITAL GAINS, IF ANY, WHICH ARE TAXABLE AS ORDINARY INCOME.

                                                                              15
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16
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                               INVESTMENT ADVISER
                                  AND MANAGER

                           Investment Advisers, Inc.
                                  P.O. Box 357
                         Minneapolis, MN 55440-0357 USA
                                  800.945.3863
                            http://www.iaifunds.com


                                   CUSTODIAN

                               Firstar Bank, N.A.
                               425 Walnut Street
                              Cincinnati, OH 45202


                                 LEGAL COUNSEL

                              Dorsey & Whitney LLP
                             220 South Sixth Street
                             Minneapolis, MN 55402


                              INDEPENDENT AUDITORS

                                    KPMG LLP
                              4200 Norwest Center
                             Minneapolis, MN 55402


                                   DIRECTORS

                                Madeline Betsch
                               W. William Hodgson
                                 David Koehler
                                 George R. Long
                               J. Peter Thompson
                               Charles H. Withers

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                                   [LOGO] IAI

                                  MUTUAL FUNDS


              C/O FIRSTAR MUTUAL FUND SERVICES, LLC, P.O. BOX 701,
                         MILWAUKEE, WISCONSIN 53201 USA

                                  800.945.3863